SENIOR UNSECURED NOTE PAYABLE RELATED PARTY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 30, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest Expense		$ 3,590	$ 0
Senior Unsecured Notes Payable, Transaction #1
Debt Instrument, Face Amount		300,000	270,991
Interest Annual, Rate	18.00%
Senior Unsecured Notes Interest Paid
Debt Instrument, Increase, Accrued Interest		0	57,966
Interest Expense		58,635	$ 55,660
Senior Unsecured Notes Interest Paid | Private Placement Financing
Principal Senior Unsecured Debt		$ 270,991		$ 29,009
Debt Instrument, Maturity Date		Jul. 20, 2023
Interest On Senior Unsecured Debt		$ 116,601		$ 220,991